Equity (Tables)	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Schedule of company's share capital

	As of December 31 2019		As of December 31 2018
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	250,000	19,564	250,000	16,099
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

Schedule of changes in share capital during the year

	For the year ended December 31
	2019	2018	2017
	Number of shares in thousands
Issued as at January 1	16,009	11,222	7,662
Issuance of ADSs (See D below)	3,429	3,260	2,432
Issuance of shares (See Note 5)	-	799	565
Vesting of RSUs	97	121	563
Exercise of warrants	29	607	-

Issued as at December 31	19,564	16,009	11,222

Schedule of information relating to subsidiary that has material non-controlling interests

	December 31 2019	December 31 2018
TyrNovo Ltd.	in USD thousand

Non-controlling interests percentage	1.53%	2.4%
Non-current assets	24	9
Current assets	192	415
Current liabilities	(646)	(4,120)
Net assets	(430)	(3,696)
Net assets attributable to non-controlling interests	(7)	(89)
Loss for the year	2,847	3,688
Loss allocated to non-controlling interests	43	369